Income Taxes	12 Months Ended
Dec. 31, 2023
Income Taxes
Income Taxes

Note 9:   Income Taxes

The provision for income taxes includes these components:

	2023	2022

	(In thousands)
Taxes currently payable	$528	$537
Deferred income taxes	13	342
Income tax expense	$541	$879

A reconciliation of income tax expense at the statutory rate to the Company’s actual income tax expense is shown below:

	2023	2022

	(In thousands)
Computed at the statutory rate (21%)	$1,993	$2,003
(Decrease) increase resulting from
Tax exempt interest	(1,256)	(935)
Earnings on bank-owned life insurance - net	(152)	(149)
Low income housing credit	(49)	(49)
Other	5	9
Actual tax expense	$541	$879

The tax effects of temporary differences related to deferred taxes shown on the balance sheets were:

	2023	2022

	(In thousands)
Deferred tax assets
Allowance for credit losses	$870	$431
Stock based compensation	238	310
Deferred compensation, and other accruals	80	507
Employee benefit expense	525	—
Non-accrual loan interest	6	1
Unrealized loss on securities available for sale	1,874	2,307
Other	—	10
Total deferred tax assets	3,593	3,566

Deferred tax liabilities
Depreciation	(410)	(414)
Deferred loan costs, net	(2)	(11)
FHLB stock dividends	(60)	(182)
Prepaid expenses	(55)	(68)
Intangibles	(58)	(78)
Employee benefit expense	(599)	(390)

Total deferred tax liabilities	(1,184)	(1,143)
Net deferred tax asset	$2,409	$2,423